Inventories	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories	15. INVENTORIES
	December 31, 2020	December 31, 2019
	US$’000	US$’000
Raw materials and consumables	1,800	1,157